Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Equipment

Equipment consisted of the following:

	As of December 31, 2016	As of December 31, 2015

Furniture	$24,338	$25,999
Electronic equipment	20,801	22,222
Total equipment	45,139	48,221
Less: accumulated depreciation	(16,362)	(7,996)
Equipment, net	$28,777	$40,225